Organization and Summary of Significant Accounting Policies - Estimated Useful Lives by Asset Category (Detail)	9 Months Ended
Sep. 30, 2013
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Shorter of lease term or estimated useful life
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Minimum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Minimum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Maximum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Maximum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years